Income Taxes - Components of Income Tax Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current [Abstract]
Federal	$ 14	$ 236	$ (140)
State	(1)	48	(1)
Foreign	595	414	378
Total current tax expense (benefit)	608	698	237
Deferred [Abstract]
Federal	150	(2,082)	(1,020)
State	(26)	(17)	(148)
Foreign	1	(76)	(90)
Total deferred tax expense (benefit)	125	(2,175)	(1,258)
Total income tax expense (benefit)	$ 733	$ (1,477)	$ (1,021)